Cash flow information - Summary of Reconciliation of Liabilities Arising From Financing Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow information
Beginning balance	¥ 73,991	¥ 123,677	¥ 2,188,978
Cash received	129,973	73,770	430,290
Cash repaid	(54,919)	(139,266)	(354,668)
Non-cash movements	9,522	15,810	(2,140,923)
Ending balance	158,567	73,991	123,677
Proceeds From Investors Upon Reorganization		48,617	299,051
Financial instruments with preferred rights
Cash flow information
Beginning balance			2,106,334
Cash received			70,026
Non-cash movements			(2,176,360)
Amount due to an investor
Cash flow information
Beginning balance			15,000
Cash received		48,617	299,051
Cash repaid		(48,452)	(314,388)
Non-cash movements		(165)	337
Borrowings
Cash flow information
Beginning balance	19,554	64,076	23,157
Cash received	129,973	25,153	61,213
Cash repaid	(32,979)	(69,106)	(20,703)
Non-cash movements	284	(569)	409
Ending balance	116,832	19,554	64,076
Lease liabilities
Cash flow information
Beginning balance	54,437	59,601	44,487
Cash repaid	(21,940)	(21,708)	(19,577)
Non-cash movements	9,238	16,544	34,691
Ending balance	¥ 41,735	¥ 54,437	¥ 59,601